Note 13 - Retirement and Pension Plans - Percentage of Major Category of Plan Assets (Details)	Dec. 31, 2018	Dec. 31, 2017
Cash [Member]
Asset allocation	14.00%	20.00%
Debt Securities [Member]
Asset allocation	28.00%	30.00%
Equity Securities [Member]
Asset allocation	51.00%	43.00%